SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General And Administrative
Payroll and related expenses	$ 1,756	$ 1,748	$ 1,342
Share-based payments to service providers	215	268	128
Professional services	1,340	1,207	926
Directors’ fees and insurance	405	494	348
Travel expenses	8		14
Rent and office maintenance	175	212	146
Other	90	51	101
Total general and administrative	$ 3,989	$ 3,980	$ 3,005